Loans (Tables)	12 Months Ended
Dec. 31, 2022
Borrowings [abstract]
Schedule of Long-Term Loans

		Interest rate
	Linkage terms	2021 and 2022	December 31 2022	December 31 2021
		%	€ in thousands
Bank loans	EURIBOR	2-4.5	23,918	147,446
	-	2.58 – 3.03	164,212	-
	Bank of Israel interest rate	4.35-6.35	2,986	-
	Consumer price index in Israel	2.75-4.65	51,165	17,827
			242,281	165,273
Current maturities			12,815	126,180

Long-term loans			229,466	39,093

		Interest rate
	Linkage terms	2021 and 2022	December 31 2022	December 31 2021
		%	€ in thousands
Other long term loans	EURIBOR	5.27	23,247	45,949
	Consumer price index in Israel	3-7	8,335	7,673
			31,582	53,622
Current maturities			10,000	16,401

Other long-term loans			21,582	37,221

Schedule of Aggregate Annual Maturities
	December 31	December 31
	2022	2021
	€ in thousands
Second year	13,811	7,402
Third year	15,952	7,849
Fourth year	14,759	7,623
Fifth year	16,026	6,524
Sixth year and thereafter	190,500	46,916

Long-term loans	251,048	76,314
Current maturities	22,815	142,581
	273,863	218,895

Schedule of Movement in Liabilities Deriving from Financing Activities
		Liabilities
		Loans and
	Note	borrowings	Debentures	Total
		€ in thousands
Balance as at January 1, 2022		218,895	137,299	356,194
Changes from financing activities
Repayment of debentures	12	-	(19,764)	(19,764)
Receipt of loans	11	215,170	-	215,170
Repayment of loans	11	(153,751)	-	(153,751)
Accrued interest	11	2,488	-	2,488
Linkage	11	2,029	-	2,029
Transaction costs related to borrowings		(3,861)	779	(3,082)
Issuance of capital note to non-controlling interest		(3,958)	-	(3,958)
Total net financing liabilities		277,012	118,314	395,326

Effect of changes in foreign exchange rates		(3,149)	(7,886)	(11,035)
Balance as at December 31, 2022		273,863	110,428	384,291

		Liabilities
		Loans and
	Note	borrowings	Debentures	Total
		€ in thousands
Balance as at January 1, 2021		198,169	82,724	280,893
Changes from financing activities
Proceeds from issue of debentures	12	-	71,398	71,398
Repayment of Debentures	12	-	(30,730)	(30,730)
Receipt of loans	11	32,947	-	32,947
Repayment of loans	11	(27,587)	-	(27,587)
Accrued interest	11	2,598	-	2,598
Transaction costs related to borrowings		9,978	567	10,545
Total net financing liabilities		216,105	123,959	340,064

Effect of changes in foreign exchange rates		2,790	13,340	16,130

Balance as at December 31, 2021		218,895	137,299	356,194